Provision in Lieu of Income Taxes (Schedule of Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Provision in Lieu of Income Taxes [Abstract]
Employee benefit liabilities	$ 265	$ 267
Regulatory liabilities	42	48
Other	53	43
Total	360	358
Property, plant and equipment	2,391	2,261
Deferred Tax Related Liabilities, Regulatory assets	287	278
Regulatory assets	2	1
Total	2,680	2,540
Liability in lieu of deferred income taxes - net	$ 2,320	$ 2,182